Annual Fund Operating Expenses - AB CORE OPPORTUNITIES FUND, INC.	Feb. 26, 2021
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.11%
Component2 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	0.31%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	1.11%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.11%
Component2 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	0.31%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.87%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	1.86%
Class R
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.24%
Component2 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	0.44%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.50%
Fee Waiver or Reimbursement	(0.10%)	[1]
Net Expenses (as a percentage of Assets)	1.40%
Class K
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.20%
Component2 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	0.40%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.21%
Fee Waiver or Reimbursement	(0.06%)	[1]
Net Expenses (as a percentage of Assets)	1.15%
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	0.25%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.81%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.80%
Advisor Class
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.11%
Component2 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	0.31%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.86%
Class Z
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.02%
Component2 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	0.22%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.77%

[1]

The Adviser has contractually agreed to waive its management fees and/or to bear certain expenses of the Fund. In addition to that agreement, in connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”. Each of the agreements will remain in effect until February 28, 2022 and may only be terminated or changed with the consent of the Fund’s Board of Directors. In addition, each of the agreements will be automatically extended for one-year terms unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period.